UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Global Total Return Fund

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares		Description (1)	Coupon		Ratings (2)	Value

		LONG-TERM INVESTMENTS – 100.6%

		CONVERTIBLE PREFERRED SECURITIES – 0.4%

		Banks – 0.4%

75		Bank of America Corporation	7.250%		BB	$86,775
		Total Convertible Preferred Securities (cost $63,225)				86,775

Shares		Description (1)	Coupon		Ratings (2)	Value

		$25 PAR (OR SIMILAR) RETAIL PREFERRED – 1.7%

		Banks – 0.9%

1,875		Citigroup Inc.	7.125%		BB+	$51,825

2,400		PNC Financial Services	6.125%		BBB–	69,120

2,000		Regions Financial Corporation	6.375%		BB	50,420
		Total Banks				171,365

		Consumer Finance – 0.4%

3,000		Discover Financial Services	6.500%		BB–	77,760

		Insurance – 0.4%

2,400		Hartford Financial Services Group Inc.	7.875%		BB+	73,728
		Total $25 Par (or similar) Retail Preferred (cost $292,962)				322,853

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		CORPORATE BONDS – 52.9%

		Auto Components – 0.7%

$45		American & Axle Manufacturing Inc.	6.625%	10/15/22	BB–	$48,263

50		Stackpole International Intermediate Company, 144A	7.750%	10/15/21	B+	49,500

40		TRW Automotive Inc., 144A	4.450%	12/01/23	BBB–	40,300
		Total Auto Components				138,063

		Automobiles – 1.4%

200	EUR	Fiat Finance & Trade SA, Reg S	7.000%	3/23/17	BB–	236,286

30		General Motors Financial Company Inc.	4.250%	5/15/23	BBB–	31,079
		Total Automobiles				267,365

		Banks – 9.8%

100		Bank of America Corporation	4.200%	8/26/24	BBB+	103,457

200		Barclays Bank PLC	3.650%	3/16/25	A	200,610

45		CIT Group Inc.	5.000%	8/01/23	BB+	46,125

95		Citigroup Inc.	4.500%	1/14/22	A	104,889

30		Citigroup Inc.	6.125%	8/25/36	A–	36,330

200		Credit Agricole SA, 144A	6.625%	12/23/64	BB+	200,500

Nuveen Investments	1

Nuveen Global Total Return Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Banks (continued)

$130		General Electric Capital Corporation	5.300%	2/11/21	AA	$150,167

25		General Electric Capital Corporation	6.875%	1/10/39	AA+	35,963

25		HSBC Holdings PLC	6.800%	6/01/38	A+	32,876

40		JPMorgan Chase & Company	3.375%	5/01/23	A	40,269

45		JPMorgan Chase & Company	6.400%	5/15/38	A+	60,373

155		JPMorgan Chase & Company	6.750%	12/31/49	BBB–	168,175

35		Royal Bank of Scotland Group PLC	6.100%	6/10/23	BBB–	38,922

200		Santander UK PLC, 144A	5.000%	11/07/23	A–	215,373

200		Societe Generale, 144A	5.000%	1/17/24	BBB+	209,402

200		State Bank of India London, 144A	4.875%	4/17/24	BBB–	217,112

25		Wells Fargo & Company	3.450%	2/13/23	A+	25,580
		Total Banks				1,886,123

		Beverages – 1.1%

200		Coca-Cola Icecek AS, 144A	4.750%	10/01/18	BBB	210,736

		Building Products – 0.3%

60		Owens Corning Incorporated	4.200%	12/15/22	BBB–	62,613

		Capital Markets – 2.0%

125		Goldman Sachs Group, Inc.	5.750%	1/24/22	A	145,920

85		Goldman Sachs Group, Inc.	3.625%	1/22/23	A	87,922

75		Morgan Stanley	3.750%	2/25/23	A	78,550

75		Morgan Stanley	4.350%	9/08/26	BBB+	78,620
		Total Capital Markets				391,012

		Chemicals – 2.6%

25		Hexion US Finance	6.625%	4/15/20	B3	22,875

25		Huntsman International LLC	8.625%	3/15/21	B+	26,750

200		Mexichem SAB de CV, 144A	4.875%	9/19/22	BBB	210,400

25		Momentive Performance Materials Inc., (4)	8.875%	10/15/20	N/R	—

25		Momentive Performance Materials Inc.	3.880%	10/24/21	B	22,125

200		Office Cherifien Des Phosphates SA, 144A	5.625%	4/25/24	BBB–	217,500
		Total Chemicals				499,650

		Consumer Finance – 1.0%

100		Capital One Bank	3.375%	2/15/23	Baa1	101,280

75		Discover Financial Services	5.200%	4/27/22	BBB+	83,510
		Total Consumer Finance				184,790

		Containers & Packaging – 0.2%

50	CAD	Cascades Inc., 144A	5.500%	7/15/21	Ba3	39,379

2	Nuveen Investments

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Diversified Consumer Services – 0.9%

$20		Nine West Holdings Incorporated, 144A	8.250%	3/15/19	CCC	$16,600

100	GBP	Twinkle Pizza Holdings PLC, 144A	6.625%	8/01/21	B	156,109
		Total Diversified Consumer Services				172,709

		Diversified Financial Services – 1.1%

200		BNP Paribas	4.250%	10/15/24	A	205,857

		Diversified Telecommunication Services – 1.7%

25		AT&T, Inc.	5.550%	8/15/41	A–	28,116

35		Brasil Telecom SA, 144A	5.750%	2/10/22	BB+	28,543

100		IntelSat Jackson Holdings	6.625%	12/15/22	CCC+	96,500

65		Qwest Corporation	6.750%	12/01/21	BBB–	74,506

55		Verizon Communications	5.150%	9/15/23	A–	63,057

20		Verizon Communications	6.550%	9/15/43	A–	26,043

20		Windstream Corporation	6.375%	8/01/23	BB	17,950
		Total Diversified Telecommunication Services				334,715

		Electric Utilities – 1.7%

55		APT Pipelines Limited, 144A	3.875%	10/11/22	BBB	55,701

25		Constellation Energy Group	5.150%	12/01/20	BBB+	28,239

200		Eskom Holdings Limited, 144A	7.125%	2/11/25	BB+	201,500

50		FirstEnergy Corporation	4.250%	3/15/23	Baa3	52,335
		Total Electric Utilities				337,775

		Energy Equipment & Services – 1.5%

20		Diamond Offshore Drilling Inc.	5.700%	10/15/39	A–	18,468

55		Nabors Industries Inc.	4.625%	9/15/21	BBB	52,931

200		Origin Energy Finance Limited, 144A	3.500%	10/09/18	BBB	204,823

25		Weatherford International PLC	7.000%	3/15/38	BBB–	23,670
		Total Energy Equipment & Services				299,892

		Household Durables – 0.3%

50		Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	BB–	52,250

		Household Products – 0.5%

100		Kimberly-Clark de Mexico, S.A.B. de C.V, 144A	3.250%	3/12/25	A	100,487

		Independent Power & Renewable Electricity Producers – 0.7%

100		AES Corporation	7.375%	7/01/21	BB	111,000

20		GenOn Energy Inc.	9.500%	10/15/18	B	20,400
		Total Independent Power & Renewable Electricity Producers				131,400

		Industrial Conglomerates – 1.1%

200		Alfa SAB de CV, 144A	5.250%	3/25/24	BBB–	212,900

Nuveen Investments	3

Nuveen Global Total Return Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Insurance – 0.9%

$50		Genworth Holdings Inc.	4.800%	2/15/24	Ba1	$42,063

30		Liberty Mutual Group Inc., 144A	4.950%	5/01/22	BBB	33,139

100		Symetra Financial Corporation	4.250%	7/15/24	BBB+	104,446
		Total Insurance				179,648

		Machinery – 0.8%

55		Eaton Corporation	4.150%	11/01/42	A–	56,664

50		Ingersoll Rand	5.750%	6/15/43	BBB	61,041

40		Terex Corporation	6.000%	5/15/21	BB	41,000
		Total Machinery				158,705

		Media – 1.8%

20		Cequel Communication Holdings I, 144A	5.125%	12/15/21	B–	19,975

20		Comcast Corporation	6.400%	5/15/38	A–	27,089

55		DIRECTV Holdings LLC	3.800%	3/15/22	BBB	57,007

50		Gannett Company Inc.	5.125%	7/15/20	BB+	52,125

30		NBC Universal Media LLC	4.375%	4/01/21	A–	33,424

70		News America Holdings Inc.	6.650%	11/15/37	BBB+	94,395

45		SES SA, 144A	3.600%	4/04/23	BBB	47,101

25	CAD	Videotron Limited, 144A	5.625%	6/15/25	BB	20,183
		Total Media				351,299

		Metals & Mining – 3.8%

105		Alcoa Inc.	5.400%	4/15/21	BBB–	114,313

45		Allegheny Technologies Inc.	6.125%	8/15/23	BB+	48,206

25		Anglogold Holdings PLC	6.500%	4/15/40	Baa3	23,232

55		ArcelorMittal	7.000%	2/25/22	Ba1	60,225

35		Century Aluminum Company, 144A	7.500%	6/01/21	BB–	36,225

50		Cliffs Natural Resources Inc.	4.800%	10/01/20	B3	28,000

25		Coeur d’Alene Mines Corporation	7.875%	2/01/21	B+	21,313

25		First Quantum Minerals Limited, 144A	6.750%	2/15/20	BB	23,125

75		Freeport McMoRan, Inc.	3.550%	3/01/22	BBB	69,422

65		Newmont Mining Corporation	3.500%	3/15/22	BBB	63,126

35		Teck Resources Limited	6.250%	7/15/41	BBB	33,907

25		Vale Overseas Limited	6.875%	11/10/39	BBB+	24,150

80		Xstrata Finance Canada Limited, 144A	3.600%	1/15/17	BBB	82,476

100		Yamana Gold Inc.	4.950%	7/15/24	Baa3	98,321
		Total Metals & Mining				726,041

		Multiline Retail – 0.1%

25		Family Tree Escrow LLC, 144A	5.250%	3/01/20	Ba3	26,188

4	Nuveen Investments

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Oil, Gas & Consumable Fuels – 6.7%

$50		Amerada Hess Corporation	7.125%	3/15/33	BBB	$60,885

50		Anadarko Petroleum Corporation	6.200%	3/15/40	BBB	60,877

80		Apache Corporation	4.250%	1/15/44	A–	78,582

150	CAD	Baytex Energy Corporation	6.625%	7/19/22	BB	118,432

70		California Resources Corporation, 144A	5.500%	9/15/21	BB	62,104

25		Calumet Specialty Products	7.625%	1/15/22	B+	25,250

30		Cenovus Energy Inc.	3.800%	9/15/23	BBB+	29,787

200		CNOOC Finance 2014 ULC	4.250%	4/30/24	AA–	212,615

5		Concho Resources Inc.	5.500%	10/01/22	BB+	5,038

25		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	24,000

20	CAD	Paramount Resources Limited, 144A	7.625%	12/04/19	B+	15,554

25		Petrobras International Finance Company	5.375%	1/27/21	BBB–	22,679

25		Petrobras International Finance Company	6.875%	1/20/40	BBB–	22,714

200		Sinopec Group Overseas Development 2012, 144A	3.900%	5/17/22	AA–	209,758

200		Thai Oil PCL, 144A	3.625%	1/23/23	Baa1	199,589

85		Transocean Inc.	3.800%	10/15/22	BBB–	62,023

50		Western Refining Inc.	6.250%	4/01/21	B+	49,750

45		Woodside Finance Limited, 144A	3.650%	3/05/25	BBB+	44,595
		Total Oil, Gas & Consumable Fuels				1,304,232

		Paper & Forest Products – 0.9%

25		Domtar Corporation	4.400%	4/01/22	BBB–	25,841

80		Domtar Corporation	6.750%	2/15/44	BBB–	92,192

50		Resolute Forest Products	5.875%	5/15/23	BB–	48,050
		Total Paper & Forest Products				166,083

		Personal Products – 0.2%

30		International Paper Company	8.700%	6/15/38	BBB	44,813

		Real Estate Investment Trust – 1.7%

70		American Tower Company	5.000%	2/15/24	BBB	76,544

50		ARC Property Operating Partnership LP, Clark Acquisition LLC	4.600%	2/06/24	BB+	48,625

75		Digital Realty Trust Inc.	3.625%	10/01/22	BBB	75,172

80		HCP Inc.	3.750%	2/01/19	BBB+	84,333

15		Prologis Inc.	6.875%	3/15/20	BBB+	17,690

20		Simon Property Group, L.P.	5.650%	2/01/20	A	23,140
		Total Real Estate Investment Trust				325,504

		Road & Rail – 0.2%

30		Hertz Corporation	7.375%	1/15/21	B	31,500

		Software – 1.6%

25		BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	22,875

Nuveen Investments	5

Nuveen Global Total Return Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Software (continued)

$75	Computer Sciences Corporation	4.450%	9/15/22	BBB+	$78,112

200	SixSigma Networks Mexico SA de CV, 144A	8.250%	11/07/21	BB–	209,060
	Total Software				310,047

	Specialty Retail – 0.3%

35	Swiss Re Treasury US Corporation, 144A	4.250%	12/06/42	AA–	37,441

25	The Men’s Warehouse Inc., 144A	7.000%	7/01/22	B2	26,313
	Total Specialty Retail				63,754

	Tobacco – 0.7%

100	Altria Group Inc.	2.850%	8/09/22	BBB+	99,412

30	Reynolds American Inc.	3.250%	11/01/22	Baa2	29,852
	Total Tobacco				129,264

	Trading Companies & Distributors – 0.6%

100	United Rentals North America Inc.	7.375%	5/15/20	BB–	108,062

	Transportation Infrastructure – 0.2%

35	Asciano Finance, 144A	5.000%	4/07/18	BBB	37,637

	Wireless Telecommunication Services – 3.8%

75	Colombia Telecommunicaciones S.A. ESP, 144A	8.500%	9/30/65	B+	75,203

150	Deutsche Telekom International Finance BV, 144A	4.875%	3/06/42	BBB+	169,147

200	ENTEL Chile SA, 144A	4.750%	8/01/26	BBB+	205,098

200	Softbank Corporation, 144A	4.500%	4/15/20	BB+	204,250

50	Sprint Corporation	7.250%	9/15/21	B+	50,250

28	Viacom Inc.	4.375%	3/15/43	BBB+	26,104
	Total Wireless Telecommunication Services				730,052
	Total Corporate Bonds (cost $9,947,426)				10,220,545

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 0.1%

	Real Estate Investment Trust – 0.1%

$20	Boston Properties Limited Partnership	4.125%	5/15/21	A–	$21,706
$20	Total Convertible Bonds (cost $20,292)				21,706

Principal Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 4.3%

	Banks – 2.3%

$200	Barclays PLC	8.250%	N/A (5)	BB+	$214,283

35	Fifth Third Bancorp.	5.100%	N/A (5)	BB+	33,250

200	HSBC Holdings PLC	6.375%	N/A (5)	BBB	204,250
	Total Banks				451,783

6	Nuveen Investments

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Capital Markets – 0.9%

100	EUR	Baggot Securities Limited, 144A	10.240%	N/A (5)	N/R	$113,052

$75		Goldman Sachs Capital II	4.000%	N/A (5)	BB+	58,125
		Total Capital Markets				171,177

		Diversified Financial Services – 0.2%

30		Rabobank Nederland, 144A	11.000%	N/A (5)	Baa1	38,625

		Electric Utilities – 0.6%

100		Electricite de France, 144A	5.250%	N/A (5)	A3	104,350

		Insurance – 0.3%

50		Prudential Financial Inc.	5.200%	3/15/44	BBB+	50,900

25		Genworth Financial Inc.	6.150%	11/15/66	Ba2	14,750
		Total Insurance				65,650
		Total $1,000 Par (or similar) Institutional Preferred (cost $863,782)				831,585

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE–BACKED SECURITIES – 5.3%

$61		Banc of America Alternative Loan Trust, Pass Through Certificates, Series 2006-6	6.000%	7/25/46	Caa3	$50,638

62		Countrywide Asset Backed Certificates, Series 2007-4 A2	5.530%	4/25/47	Caa1	61,669

37		Countrywide Home Loans Mortgage, Series 2005-27	5.500%	12/25/35	Caa1	34,512

630		Fannie Mae MDR, (WI/DD)	4.000%	TBA	Aaa	673,608

145		Fannie Mae MDR, (WI/DD)	4.500%	TBA	Aaa	158,186

40		Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712, 144A	3.484%	5/25/45	Aaa	41,157
$975		Total Asset-Backed and Mortgage-Backed Securities (cost $1,015,478)				1,019,770

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		SOVEREIGN DEBT – 35.9%

		Australia – 1.4%

325	AUD	Australian Government	4.250%	7/21/17	Aaa	$261,718

		Bermuda – 0.6%

$100		Bermuda Government, 144A	5.603%	7/20/20	AA–	110,500

		Brazil – 0.9%

600	BRL	Letra De Tesouro Nacional de Brazil	0.000%	1/01/16	BBB+	170,864

		Colombia – 0.9%

130		Republic of Colombia	8.125%	5/21/24	BBB	172,575

		Costa Rica – 1.0%

200		Republic of Costa Rica, 144A	7.000%	4/04/44	Ba1	203,500

Nuveen Investments	7

Nuveen Global Total Return Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Dominican Republic – 0.5%

$100		Dominican Republic, 144A	5.500%	1/27/25	B+	$103,250

		Germany – 0.8%

120	EUR	Bundesobligation	1.750%	2/15/24	Aaa	147,775

		Indonesia – 1.2%

100		Republic of Indonesia, 144A	5.875%	3/13/20	Baa3	113,125

100	EUR	Republic of Indonesia, 144A	2.875%	7/08/21	Baa3	113,143
		Total Indonesia				226,268

		Italy – 1.4%

210	EUR	Buoni Poliennali del Tesoro, Italian Treasury Bond	3.750%	9/01/24	BBB+	276,147

		Malaysia – 1.4%

1,000	MYR	Republic of Malaysia	3.172%	7/15/16	A	269,733

		Mexico – 10.6%

4,750	MXN	Mexico Bonos de DeSarrollo	7.750%	12/14/17	A	336,539

9,000	MXN	Mexico Bonos de DeSarrollo	4.750%	6/14/18	A3	590,336

3,000	MXN	Mexico Bonos de DeSarrollo	5.000%	12/11/19	A	194,321

8,650	MXN	Mexico Bonos de DeSarrollo	8.000%	12/07/23	A	646,967

3,825	MXN	Mexico Bonos de DeSarrollo	7.750%	11/13/42	A	290,712
		Total Mexico				2,058,875

		Philippines – 1.1%

200		Republic of the Philippines	3.950%	1/20/40	BBB	212,250

		Poland – 3.7%

600	PLN	Republic of Poland	3.250%	7/25/19	A	167,294

500	PLN	Republic of Poland	5.750%	9/23/22	A	164,639

1,300	PLN	Republic of Poland	4.000%	10/25/23	A	391,286
		Total Poland				723,219

		Portugal – 1.0%

160	EUR	Portugal Obrigacoes do Tesouro, 144A, Reg S	2.875%	10/15/25	Ba1	191,450

		Romania – 0.7%

100		Republic of Romania, 144A	6.125%	1/22/44	BBB–	127,170

		South Africa – 5.6%

3,800	ZAR	Republic of South Africa	7.250%	1/15/20	BBB+	312,923

4,900	ZAR	Republic of South Africa	6.750%	3/31/21	BBB+	391,790

3,800	ZAR	Republic of South Africa	10.500%	12/21/26	BBB+	377,713
		Total South Africa				1,082,426

		Sweden – 0.7%

1,000	SEK	Republic of Sweden	3.500%	6/01/22	Aaa	143,286

8	Nuveen Investments

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Turkey – 1.0%

$200		Republic of Turkey, Government Bond	4.875%	4/16/43	Baa3	$197,499

		United Kingdom – 0.9%

100	GBP	United Kingdom, Treasury Bill, Reg S	3.750%	9/07/19	Aa1	166,055

		Uruguay – 0.5%

100		Republic of Uruguay	5.100%	6/18/50	Baa2	104,000
		Total Sovereign Debt (cost $7,872,314)				6,948,560
		Total Long-Term Investments (cost $20,075,479)				19,451,794

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE–BACKED SECURITIES SOLD SHORT – (0.5)%

$(95)		Fannie Mae MDR, (WI/DD)	4.000%	TBA	Aaa	$(101,576)
		Total Asset-Backed and Mortgage-Backed Securities Sold Short (proceeds $101,524)				(101,576)
		Other Assets Less Liabilities – (0.1)% (6)				(13,435)
		Net Assets – 100%				$19,336,783

Investments in Derivatives as of March 31, 2015

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation Depreciation) (U.S. Dollars)
Bank of America	Canadian Dollar	750,000	U.S. Dollar	600,702	4/09/15	$8,583
Bank of America	Canadian Dollar	740,000	U.S. Dollar	586,425	4/09/15	2,201
Bank of America	Canadian Dollar	1,490,000	U.S. Dollar	1,174,875	6/09/15	(467)
Bank of America	Euro	890,000	U.S. Dollar	952,523	4/13/15	(4,589)
Bank of America	Malaysian Ringgit	2,100,000	U.S. Dollar	572,207	4/06/15	5,779
Bank of America	Mexican Peso	14,900,000	U.S. Dollar	956,854	4/09/15	(19,774)
Bank of America	Mexican Peso	2,050,000	U.S. Dollar	134,149	6/09/15	328
Bank of America	U.S. Dollar	1,175,914	Canadian Dollar	1,490,000	4/09/15	430
Bank of America	U.S. Dollar	577,383	Malaysian Ringgit	2,100,000	4/06/15	(10,955)
Bank of America	U.S. Dollar	568,952	Malaysian Ringgit	2,100,000	5/29/15	(5,741)
Bank of America	U.S. Dollar	850,543	Mexican Peso	12,850,000	4/09/15	(8,283)
Bank of America	U.S. Dollar	134,691	Mexican Peso	2,050,000	4/09/15	(323)
Bank of America	U.S. Dollar	257,195	Polish Zloty	940,000	4/30/15	(9,376)
BNP Paribas	South Korean	1,000,000,000	U.S. Dollar	895,415	4/24/15	(5,437)
Citigroup	Swedish Krona	1,090,000	U.S. Dollar	132,028	4/30/15	5,413
Citigroup	U.S. Dollar	975,478	Euro	890,000	4/13/15	(18,367)
Citigroup	U.S. Dollar	1,135,033	Euro	1,035,000	5/29/15	(21,308)
Credit Suisse	Brazilian Real	1,140,000	U.S. Dollar	380,762	4/02/15	23,568
Credit Suisse	Brazilian Real	1,138,000	U.S. Dollar	343,133	4/02/15	(13,434)
Credit Suisse	Brazilian Real	543,000	U.S. Dollar	168,190	5/05/15	(548)
Credit Suisse	U.S. Dollar	183,842	Brazilian Real	535,000	4/02/15	(16,212)
Credit Suisse	U.S. Dollar	413,223	Brazilian Real	1,200,000	4/02/15	(37,230)
Credit Suisse	U.S. Dollar	169,582	Brazilian Real	543,000	4/02/15	555
Goldman Sachs	Canadian Dollar	150,000	U.S. Dollar	119,566	4/30/15	1,176
Goldman Sachs	U.S. Dollar	571,792	Indian Rupee	36,000,000	4/13/15	5,918
Goldman Sachs	U.S. Dollar	612,760	Pound Sterling	401,000	4/30/15	(18,026)
Goldman Sachs	U.S. Dollar	248,410	Pound Sterling	168,000	4/30/15	756

Nuveen Investments	9

Nuveen Global Total Return Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Investments in Derivatives as of March 31, 2015 (continued)

Forward Foreign Currency Exchange Contracts outstanding (continued):

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation Depreciation) (U.S. Dollars)
Morgan Stanley	Canadian Dollar	76,000	U.S. Dollar	61,057	4/30/15	$1,073
Morgan Stanley	U.S. Dollar	575,608	Chilean Peso	362,000,000	5/26/15	1,260
Nomura International PLC	U.S. Dollar	990,541	Australian Dollar	1,280,000	4/17/15	(16,490)
						$(149,520)

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan	$200,000	Receive	3-Month USD-LIBOR-BBA	2.078%	Semi-Annually	2/19/23	$(3,386)

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Long Gilt Futures	Long	5	6/15	$603,750	$189	$15,855
U.S. Treasury 5-Year Note	Short	(9)	6/15	(1,081,898)	(1,828)	(9,305)
U.S. Treasury 10-Year Note	Short	(28)	6/15	(3,609,375)	(8,750)	(47,634)
U.S. Treasury Ultra Bond	Short	(3)	6/15	(509,625)	(844)	(12,195)
				$(4,597,148)	$(11,233)	$(53,279)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Convertible Preferred Securities	$86,775	$—	$—		$86,775
$25 Par (or similar) Retail Preferred	322,853	—	—		322,853
Corporate Bonds	—	10,220,545	—	*	10,220,545
Convertible Bonds	—	21,706	—		21,706
$1,000 Par (or similar) Institutional Preferred	—	831,585	—		831,585
Asset-Backed and Mortgage-Backed Securities	—	1,019,770	—		1,019,770
Sovereign Debt	—	6,948,560	—		6,948,560
Asset-Backed and Mortgage-Backed Securities Sold Short	—	(101,576)	—		(101,576)

10	Nuveen Investments

	Level 1	Level 2	Level 3	Total
Investments in Derivatives:
Forward Foreign Currency Exchange Contracts**	$—	$(149,520)	$—	$(149,520)
Interest Rate Swaps**	—	(3,386)	—	(3,386)
Futures Contracts**	(53,279)	—	—	(53,279)
Total	$356,349	$18,787,684	$—	$19,144,033
*	Breakdown of securities classified as Level 3.
**	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2015, the cost of investments (excluding investments in derivatives) was $19,973,956.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2015, were as follows:

Gross unrealized:
Appreciation	$612,251
Depreciation	(1,235,989)
Net unrealized appreciation (depreciation) of investments	$(623,738)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	Perpetual security. Maturity date is not applicable.

(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as presented on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) of exchange-cleared and exchange-traded derivatives is recognized as part of the cash collateral at broker and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.

MDR	Denotes investment is subject to dollar roll transactions.

N/A	Not applicable.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

EUR	Euro

GBP	Pound Sterling

MXN	Mexican Peso

MYR	Malaysian Ringgit

PLN	Polish Zloty

SEK	Swedish Krona

ZAR	South African Rand

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate British Bankers’ Association.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Investments	11

Nuveen U.S. Infrastructure Bond Fund

(formerly Nuveen U.S. Infrastructure Income Fund)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 98.5%

	CORPORATE BONDS – 35.7%

	Commercial Services & Supplies – 2.8%

$70	ADS Waste Holdings Inc.	8.250%	10/01/20	CCC+	$73,150

81	Casella Waste Systems Inc.	7.750%	2/15/19	B–	81,000

80	Covanta Holding Corporation	5.875%	3/01/24	Ba3	82,800
231	Total Commercial Services & Supplies				236,950

	Diversified Telecommunication Services – 2.7%

65	IntelSat Jackson Holdings	6.625%	12/15/22	CCC+	62,725

90	Qualitytech LP/QTS Finance Corp., 144A	5.875%	8/01/22	B+	92,475

80	SBA Communications Corporation, 144A	4.875%	7/15/22	B	78,365
235	Total Diversified Telecommunication Services				233,565

	Electric Utilities – 4.9%

65	Exelon Generation Co. LLC	4.250%	6/15/22	BBB+	68,584

95	Mississippi Power Company	4.250%	3/15/42	A	98,281

100	Northern States Power Company	2.600%	5/15/23	Aa3	100,954

70	PPL Capital Funding Inc.	3.500%	12/01/22	BBB–	72,964

70	Progress Energy, Inc.	3.150%	4/01/22	BBB+	72,154
400	Total Electric Utilities				412,937

	Gas Utilities – 0.9%

70	Suburban Propane Partners LP	5.500%	6/01/24	BB–	71,750

	Health Care Equipment & Supplies – 0.9%

75	Tenet Healthcare Corporation	6.750%	2/01/20	B3	79,125

	Health Care Providers & Services – 3.1%

65	Community Health Systems, Inc.	6.875%	2/01/22	B+	69,469

55	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	57,200

75	Kindred Healthcare Inc.	6.375%	4/15/22	B2	75,656

66	Select Medical Corporation	6.375%	6/01/21	B–	65,299
261	Total Health Care Providers & Services				267,624

	Independent Power & Renewable Electricity Producers – 2.3%

75	Dynegy Finance I Inc / Dynegy Finance II Inc., 144A	7.625%	11/01/24	B+	78,563

90	GenOn Energy Inc.	9.500%	10/15/18	B	91,800

25	TerraForm Power Operating LLC, 144A	5.875%	2/01/23	BB–	25,938
190	Total Independent Power & Renewable Electricity Producers				196,301

	IT Services – 0.9%

75	Zayo Group LLC / Zayo Capital Inc., 144A	6.000%	4/01/23	CCC+	75,375

12	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels – 10.5%

$90	Berkshire Hathaway Energy Company	3.750%	11/15/23	A3	$95,936

70	Calumet Specialty Products	7.625%	1/15/22	B+	70,700

35	Crestwood Midstream Partners LP	6.125%	3/01/22	BB	35,263

70	Enterprise Products Operating Group LLP	3.350%	3/15/23	BBB+	70,763

75	Global Partners LP/GLP Finance, 144A	6.250%	7/15/22	B+	73,875

70	Kinder Morgan Energy Partners, LP	3.500%	9/01/23	BBB–	68,627

76	Martin Mid–Stream Partners LP Finance	7.250%	2/15/21	B–	72,960

55	MPLX LP	4.000%	2/15/25	BBB–	55,440

65	PBF Holding Company LLC	8.250%	2/15/20	BB+	68,656

85	Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B1	83,725

100	Southeast Supply Header LLC, 144A	4.250%	6/15/24	BBB–	101,793

15	Summit Midstream Holdings LLC Finance	7.500%	7/01/21	B	15,600

80	Western Refining Inc.	6.250%	4/01/21	B+	79,600
886	Total Oil, Gas & Consumable Fuels				892,938

	Real Estate Investment Trust – 2.2%

100	American Tower Company	5.000%	2/15/24	BBB	109,349

70	Geo Group Inc.	5.875%	1/15/22	BB–	73,850
170	Total Real Estate Investment Trust				183,199

	Road & Rail – 4.5%

95	Burlington Northern Santa Fe Corporation	4.375%	9/01/42	A3	100,215

90	Norfolk Southern Corporation	3.850%	1/15/24	BBB+	97,128

85	Union Pacific Corporation	4.750%	12/15/43	A	99,082

90	Watco Companies LLC Finance, 144A	6.375%	4/01/23	B3	90,000
360	Total Road & Rail				386,425
$2,953	Total Corporate Bonds (cost $3,004,689)				3,036,189

Principal Amount (000)	Description (1)		Optional Call Provisions (3)	Ratings (2)	Value

	MUNICIPAL BONDS – 62.8%

	Arizona – 4.1%

$110	Phoenix, Arizona, Various Purpose General Obligation Bonds, Build America Taxable Bonds, Series 2009A, 5.269%, 7/01/34		No Opt. Call	AA+	$133,593

75	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Build America Bonds, Series 2010A, 4.839%, 1/01/41		No Opt. Call	Aa1	92,041

105	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.250%, 12/01/28		No Opt. Call	A–	126,471
290	Total Arizona				352,105

	California – 13.0%

250	Alameda Corridor Transportation Authority, California, User Fee Revenue Bonds, Subordinate Lien Series 2004B, 0.000%, 10/01/31 – AMBAC Insured		No Opt. Call	BBB+	95,687

Nuveen Investments	13

Nuveen U.S. Infrastructure Bond Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (3)	Ratings (2)	Value

	California (continued)

$100	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Build America Federally Taxable Bond Series 2009F-2, 6.263%, 4/01/49	No Opt. Call	AA	$144,342

100	California State, Various Purpose General Obligation Bonds, Build America Federally Taxable Bonds, Series 2009, 7.550%, 4/01/39	No Opt. Call	Aa3	156,552

50	Los Angeles Community College District, California, General Obligation Bonds, Build America Taxable Bonds, Series 2010, 6.600%, 8/01/42	No Opt. Call	AA+	72,516

85	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Build America Taxable Bonds, Series 2009C, 6.582%, 5/15/39	No Opt. Call	AA–	114,118

100	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Federally Taxable – Direct Payment – Build America Bonds, Series 2010A, 5.716%, 7/01/39	No Opt. Call	AA–	128,408

10	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Build America Taxable Bonds, Series 2009C, 6.008%, 7/01/39	No Opt. Call	AA	12,965

95	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Federally Taxable Build America Bonds, Series 2010W, 6.156%, 5/15/36	No Opt. Call	AA–	124,381

100	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Build America Taxable Bonds, Series 2010E, 6.000%, 11/01/40	No Opt. Call	AA–	130,751

100	University of California, General Revenue Bonds, Build America Taxable Bonds, Series 2009R, 5.770%, 5/15/43	No Opt. Call	AA	128,921
990	Total California			1,108,641

	Colorado – 0.5%

100	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B, 0.000%, 9/01/35 – NPFG Insured	9/26 at 63.78	AA–	38,913

	Illinois – 12.0%

65	Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Build America Taxable Bonds, Series 2009, 5.720%, 12/01/38	No Opt. Call	AAA	83,460

105	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Federally Taxable Build America Bonds, Series 2010B, 6.200%, 12/01/40	No Opt. Call	AA	126,449

100	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien, Build America Taxable Bond Series 2010B, 6.845%, 1/01/38	1/20 at 100.00	A2	114,591

120	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Build America Taxable Bond Series 2010B, 6.900%, 1/01/40	No Opt. Call	AA	156,563

100	Cook County, Illinois, General Obligation Bonds, Build America Taxable Bonds, Series 2010D, 6.229%, 11/15/34	No Opt. Call	AA	111,832

100	Illinois State, General Obligation Bonds, Taxable Build America Bonds, Series 2010-1, 6.630%, 2/01/35	No Opt. Call	A–	114,246

150	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Build America Taxable Bonds, Senior Lien Series 2009A, 6.184%, 1/01/34	No Opt. Call	AA–	199,338

100	Northern Illinois Municipal Power Agency, Power Project Revenue Bonds, Prairie State Project, Build America Bond Series 2009C, 6.859%, 1/01/39	No Opt. Call	A2	115,635
840	Total Illinois			1,022,114

	Louisiana – 1.6%

120	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Build America Taxable Bonds, Series 2010B, 6.087%, 2/01/45	2/20 at 100.00	AA	136,211

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (3)	Ratings (2)	Value

	Missouri – 0.9%

$60	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Build America Bond Series 2009A, 7.730%, 1/01/39	No Opt. Call	A–	$81,065

	New Jersey – 4.6%

50	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	B+	54,906

25	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America Bonds Issuer Subsidy Program, Series 2009B, 6.875%, 12/15/39	6/19 at 100.00	A2	27,491

100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America Bonds Issuer Subsidy Program, Series 2010C, 6.104%, 12/15/28	12/20 at 100.00	A2	111,332

135	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2010A, 7.102%, 1/01/41	No Opt. Call	A+	198,646
310	Total New Jersey			392,375

	New York – 7.7%

105	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Build America Taxable Bonds, Series 2010A-2, 6.089%, 11/15/40	No Opt. Call	AA	141,321

100	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Build America Taxable Bonds, Series 2010B-1, 6.648%, 11/15/39	No Opt. Call	AA–	139,125

100	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Build America Taxable Bonds, Fiscal 2011 Series AA, 5.790%, 6/15/41	6/20 at 100.00	AA+	113,866

100	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Build America Taxable Bond Fiscal 2011 Series 2010S-1B, 6.828%, 7/15/40	No Opt. Call	AA	138,216

100	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-First Series 2014, 4.960%, 8/01/46	No Opt. Call	AA–	119,720
505	Total New York			652,248

	Ohio – 4.2%

100	American Municipal Power Inc., Ohio, Combined Hydroelectric Projects Revenue Bonds, Build America Bond Series 2009B, 6.449%, 2/15/44	No Opt. Call	A	132,941

100	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Taxable Series 2013B, 4.532%, 1/01/35	No Opt. Call	AA	112,944

95	Ohio State University, General Receipts Bonds, Build America Taxable Bond Series 2010C, 4.910%, 6/01/40	No Opt. Call	Aa1	116,263
295	Total Ohio			362,148

	Oregon – 1.6%

100	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Federally Taxable Build America Bonds, Series 2010A, 5.834%, 11/15/34	No Opt. Call	AA+	132,275

	Pennsylvania – 2.8%

100	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Build America Taxable Bonds, Series 2009D, 6.218%, 6/01/39	No Opt. Call	A+	124,982

85	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Build America Taxable Bonds, Series 2009A, 6.105%, 12/01/39	No Opt. Call	A+	111,618
185	Total Pennsylvania			236,600

Nuveen Investments	15

Nuveen U.S. Infrastructure Bond Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (3)	Ratings (2)	Value

	Tennessee – 1.6%

$100	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee, Tourism Tax Revenue Bonds, Build America Taxable Bonds, Subordinate Lien Series 2010B, 6.731%, 7/01/43	No Opt. Call	Aa3	$134,790

	Texas – 4.0%

75	Dalllas County Hospital District, Texas, General Obligation Limited Tax Bonds, Build America Taxable Bonds, Series 2009C, 5.621%, 8/15/44	No Opt. Call	AA+	99,524

100	North Texas Tollway Authority, System Revenue Bonds, Taxable Build America Bonds, Series 2010-B2, 8.910%, 2/01/30	2/20 at 100.00	Baa3	121,474

95	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.500%, 6/30/33	6/20 at 100.00	Baa3	118,601
270	Total Texas			339,599

	Virginia – 3.1%

100	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Build America Bonds, Series 2009D, 7.462%, 10/01/46 – AGC Insured	No Opt. Call	BBB+	143,888

100	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Build America Taxable Bonds, Series 2010A-2, 5.350%, 5/15/35	No Opt. Call	AA+	121,110
200	Total Virginia			264,998

	Washington – 1.1%

75	Central Puget Sound Regional Transit Authority, Washington, Sales and Use Tax Revenue Bonds, Build America Taxable Bonds, Series 2009S-2T, 5.491%, 11/01/39	No Opt. Call	AAA	98,039
$4,440	Total Municipal Bonds (cost $4,990,855)			5,352,121
	Total Long-Term Investments (cost $7,995,544)			8,388,310
	Other Assets Less Liabilities – 1.5% (4)			132,063
	Net Assets – 100%			$8,520,373

Investments in Derivatives as of March 31, 2015

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bond	Short	(7)	6/15	$(1,147,125)	$(2,844)	$(28,017)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

16	Nuveen Investments

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$3,036,189	$—	$3,036,189
Municipal Bonds	—	5,352,121	—	5,352,121
Investments in Derivatives:
Futures Contracts*	(28,017)	—	—	(28,017)
Total	$(28,017)	$8,388,310	$—	$8,360,293
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2015, the cost of investments (excluding investments in derivatives) was $8,015,278.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2015, were as follows:

Gross unrealized:
Appreciation	$408,888
Depreciation	(35,856)
Net unrealized appreciation (depreciation) of investments	$373,032

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as presented on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) of exchange-cleared and exchange-traded derivatives is recognized as part of the cash collateral at broker and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally transactions with qualified institutional buyers.

Nuveen Investments	17

Nuveen NWQ Global Equity Fund

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 95.8%

	COMMON STOCKS – 95.8%

	Automobiles – 3.0%

215	Daimler AG, (2)	$20,647

425	General Motors Company	15,938
	Total Automobiles	36,585

	Banks – 7.7%

7,615	Barclays PLC, (2)	27,487

510	Citigroup Inc.	26,275

1,910	ING Groep N.V., Ordinary Shares, (2), (3)	27,978

225	JPMorgan Chase & Co.	13,631
	Total Banks	95,371

	Beverages – 1.6%

1,815	Britvic PLC, (2)	19,705

	Capital Markets – 2.6%

1,710	UBS AG, (3)	32,097

	Chemicals – 3.3%

160	Agrium Inc.	16,683

1,200	Nissan Chemical Industries Limited, (2)	24,798
	Total Chemicals	41,481

	Communications Equipment – 2.3%

2,240	Ericsson LM, Class B Shares, (2)	28,123

	Containers & Packaging – 1.5%

3,725	DS Smith PLC, (2)	19,020

	Diversified Telecommunication Services – 1.5%

300	Nippon Telegraph and Telephone Corporation, (2)	18,519

	Electric Utilities – 1.7%

5,795	EDP – Energias de Portugal, S.A., (2)	21,703

	Electronic Equipment, Instruments & Components – 4.3%

325	Coherent Inc., (3)	21,112

260	Samsung SDI Co, Ltd, (2)	31,933
	Total Electronic Equipment, Instruments & Components	53,045

	Food & Staples Retailing – 6.2%

530	Carrefour SA, (2)	17,706

260	CVS Caremark Corporation	26,835

965	Metro AG, (2)	32,704
	Total Food & Staples Retailing	77,245

18	Nuveen Investments

Shares	Description (1)	Value

	Food Products – 4.4%

350	Aryzta AG, (2)	$21,456

4,345	Orkla ASA, (2)	32,793
	Total Food Products	54,249

	Household Durables – 1.7%

1,475	Sekisui House, Ltd., (2)	21,417

	Industrial Conglomerates – 1.2%

135	Siemens AG, (2)	14,601

	Insurance – 6.3%

325	American International Group, Inc.	17,807

180	AON PLC	17,302

160	Swiss Re AG, (2)	15,433

800	Unum Group	26,984
	Total Insurance	77,526

	IT Services – 1.0%

350	VeriFone Holdings Inc., (3)	12,212

	Life Sciences Tools & Services – 2.2%

200	Bio-Rad Laboratories Inc., (3)	27,036

	Machinery – 4.1%

385	GEA Group AG, (2)	18,507

175	Ingersoll Rand Company Limited, Class A	11,914

315	PACCAR Inc.	19,889
	Total Machinery	50,310

	Media – 4.8%

960	Interpublic Group of Companies, Inc.	21,235

245	Time Warner Inc.	20,688

255	Viacom Inc., Class B	17,417
	Total Media	59,340

	Multiline Retail – 2.3%

345	Target Corporation	28,314

	Oil, Gas & Consumable Fuels – 2.2%

425	Canadian Natural Resources Limited	13,052

1,275	INPEX Corporation, (2)	14,049
	Total Oil, Gas & Consumable Fuels	27,101

	Pharmaceuticals – 20.1%

430	AbbVie Inc.	25,172

1,505	Almirall SA, (2), (3)	27,663

615	Impax Laboratories Inc., (3)	28,825

100	Jazz Pharmaceuticals, Inc., (3)	17,279

870	Otsuka Holdings Company KK, (2)	27,217

Nuveen Investments	19

Nuveen NWQ Global Equity Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Pharmaceuticals (continued)

530	Pfizer Inc.	$18,439

66	Roche Holdings AG, (2)	18,136

250	Sanofi-Synthelabo, SA, (2)	24,690

635	Teva Pharmaceutical Industries Limited, (2)	39,686

290	UCB SA, (2)	20,950
	Total Pharmaceuticals	248,057

	Real Estate Investment Trust – 1.0%

360	Weyerhaeuser Company	11,934

	Road & Rail – 1.1%

130	Union Pacific Corporation	14,080

	Semiconductors & Semiconductor Equipment – 4.3%

830	Microsemi Corporation, (3)	29,382

1,250	Teradyne Inc.	23,559
	Total Semiconductors & Semiconductor Equipment	52,941

	Specialty Retail – 3.4%

1,510	Express Inc., (3)	24,960

2,985	Kingfisher plc, (2)	16,842
	Total Specialty Retail	41,802
	Total Long-Term Investments (cost $1,119,125)	1,183,814
	Other Assets Less Liabilities – 4.2%	52,162
	Net Assets – 100%	$1,235,976

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$580,051	$603,763	$—	$1,183,814

20	Nuveen Investments

The table below presents the transfers in and out of the three valuation levels for the Funds as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$—	$(424,667)	$424,667	$—	$—	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2015, the cost of investments was $1,121,596.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2015, were as follows:

Gross unrealized:
Appreciation	$103,630
Depreciation	(41,412)
Net unrealized appreciation (depreciation) of investments	$62,218

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investments classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Investments	21

Nuveen NWQ Global Equity Income Fund

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.2%

	COMMON STOCKS – 92.7%

	Airlines – 0.7%

165	Copa Holdings SA	$16,660

	Automobiles – 3.4%

245	Daimler AG, (2)	23,529

1,820	Ford Motor Company	29,375

635	General Motors Company	23,813
	Total Automobiles	76,717

	Banks – 7.7%

6,200	Barclays PLC, (2)	22,379

800	Citigroup Inc.	41,216

2,175	ING Groep N.V., Ordinary Shares, (2), (3)	31,859

655	JPMorgan Chase & Co.	39,680

705	Wells Fargo & Company	38,352
	Total Banks	173,486

	Capital Markets – 4.9%

2,035	Ares Capital Corporation	34,941

1,255	Bank New York Mellon	50,501

1,290	UBS AG, (2)	24,189
	Total Capital Markets	109,631

	Chemicals – 2.2%

470	Agrium Inc.	48,983

	Communications Equipment – 3.5%

1,280	Cisco Systems, Inc.	35,232

3,500	Ericsson LM, Class B Shares, (2)	43,942
	Total Communications Equipment	79,174

	Containers & Packaging – 1.9%

800	Avery Dennison Corporation	42,328

	Diversified Financial Services – 2.3%

630	Deutsche Boerse AG, (2)	51,414

	Diversified Telecommunication Services – 4.9%

13,715	Bezeq Israeli Telecommunication Corporation Limited, (2)	25,539

1,005	Nippon Telegraph and Telephone Corporation, (2)	62,040

3,200	TDC A/S, (2)	22,928
	Total Diversified Telecommunication Services	110,507

22	Nuveen Investments

Shares	Description (1)	Value

	Electric Utilities – 1.0%

6,175	EDP – Energias de Portugal, S.A., (2)	$23,126

	Food & Staples Retailing – 2.9%

635	CVS Caremark Corporation	65,538

	Food Products – 1.3%

3,750	Orkla ASA, (2)	28,302

	Independent Power & Renewable Electricity Producers – 0.5%

345	Abengoa Yield PLC	11,654

	Industrial Conglomerates – 2.6%

895	General Electric Company	22,205

1,260	Koninklijke Philips Electronics NV, (2)	35,746
	Total Industrial Conglomerates	57,951

	Insurance – 9.5%

140	Allianz AG ORD Shares, (2)	24,306

615	American International Group, Inc.	33,696

2,900	Aviva PLC, (2)	23,208

645	Swiss Re AG, (2)	62,215

2,070	Unum Group	69,821
	Total Insurance	213,246

	Media – 8.7%

1,860	Interpublic Group of Companies, Inc.	41,143

730	National CineMedia, Inc.	11,023

500	ProSiebenSat.1 Media AG, (2)	24,456

355	RTL Group SA, (2)	34,189

620	Time Warner Inc.	52,353

470	Viacom Inc., Class B	32,101
	Total Media	195,265

	Oil, Gas & Consumable Fuels – 4.3%

300	Phillips 66	23,580

1,100	Royal Dutch Shell PLC, Class A, (2)	32,711

655	Suncor Energy, Inc.	19,159

420	Total SA, (2)	20,877
	Total Oil, Gas & Consumable Fuels	96,327

	Pharmaceuticals – 17.8%

765	AbbVie Inc.	44,783

375	AstraZeneca PLC, Sponsored ADR	25,661

3,000	GlaxoSmithKline PLC, (2)	69,060

530	Merck & Company Inc.	30,464

1,640	Pfizer Inc.	57,056

Nuveen Investments	23

Nuveen NWQ Global Equity Income Fund (continued)

Portfolio of Investments	March 31,2015 (Unaudited)

Shares	Description (1)			Value

	Pharmaceuticals (continued)

130	Roche Holdings AG, (2)			$35,723

735	Sanofi-Synthelabo, SA, (2)			72,589

1,060	Teva Pharmaceutical Industries Limited, Sponsored ADR			66,038
	Total Pharmaceuticals			401,374

	Real Estate Investment Trust – 2.8%

1,215	Paramount Group Inc., (3)			23,450

1,200	PennyMac Mortgage Investment Trust			25,548

745	Redwood Trust Inc.			13,313
	Total Real Estate Investment Trust			62,311

	Semiconductors & Semiconductor Equipment – 2.2%

470	Analog Devices, Inc.			29,610

430	Microchip Technology Incorporated, (4)			21,027
	Total Semiconductors & Semiconductor Equipment			50,637

	Software – 4.8%

1,000	Microsoft Corporation			40,655

1,570	Oracle Corporation			67,746
	Total Software			108,401

	Technology Hardware, Storage & Peripherals – 0.9%

400	Seagate Technology			20,812

	Tobacco – 1.9%

1,000	Imperial Tobacco Group, (2)			43,866
	Total Common Stocks (cost $1,769,739)			2,087,710

Shares	Description (1)	Coupon	Ratings (5)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.5%

	Diversified Telecommunication Services – 0.5%

350	IntelSat SA	5.750%	N/R	$12,180
	Total Convertible Preferred Securities (cost $19,240)			12,180

Shares	Description (1)	Coupon	Ratings (5)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 1.0%

	Banks – 1.0%

850	Citigroup Inc.	6.875%	BB+	$23,171
	Total $25 Par (or similar) Retail Preferred (cost $22,690)			23,171

Shares	Description (1)	Coupon	Ratings (5)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 2.0%

	Banks – 2.0%

25,000	Bank of America Corporation	6.100%	BB	$25,359

24	Nuveen Investments

Shares	Description (1)	Coupon	Ratings (5)	Value

	Banks (continued)

20,000	JPMorgan Chase & Co.	6.000%	BBB–	$20,250
	Total $1,000 Par (or similar) Institutional Preferred (cost $45,224)			45,609
	Total Long-Term Investments (cost $1,856,893)			2,168,670
	Other Assets Less Liabilities – 3.8% (6)			85,332
	Net Assets – 100%			$2,254,002

Investments in Derivatives as of March 31, 2015

Options Written outstanding:

Option Type	Number of Contracts	Description	Counterparty	Notional Amount (7)	Expiration Date	Strike Price	Value

Call	(4)	Microchip Technology Incorporated	Credit Suisse	$(20,000)	4/17/15	$50	$(250)
	(4)	Total Options Written (premiums received $505)		$(20,000)			$(250)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,249,517	$838,193	$—	$2,087,710
Convertible Preferred Securities	12,180	—	—	12,180
$25 Par (or similar) Retail Preferred	23,171	—	—	23,171
$1000 Par (or similar) Institutional Preferred	—	45,609	—	45,609
Investments in Derivatives:
Options Written	(250)	—	—	(250)
Total	$1,284,618	$883,802	$—	$2,168,420

The table below presents the transfers in and out of the three valuation levels for the Funds as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$—	$(651,579)	$651,579	$—	$—	$—

Nuveen Investments	25

Nuveen NWQ Global Equity Income Fund (continued)

Portfolio of Investments	March 31,2015 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2015, the cost of investments (excluding investments in derivatives) was $1,857,165.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2015, were as follows:

Gross unrealized:
Appreciation	$348,476
Depreciation	(36,971)
Net unrealized appreciation (depreciation) of investments	$311,505

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investments classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Investment, or portion of investment, has been pledged as collateral of options written during and/or as of the end of the reporting period.

(5)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter derivatives as well as the exchanged-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(7)	For disclosure purposes, Notional Amount is calculated by mutiplying the Number of Contracts by the Strike Price by 100.

ADR	American Depositary Receipt

26	Nuveen Investments

Nuveen NWQ Multi-Cap Value Fund

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.0%

	COMMON STOCKS – 99.0%

	Airlines – 0.7%

9,500	Copa Holdings SA	$959,215

	Automobiles – 4.7%

122,600	Ford Motor Company	1,978,764

111,200	General Motors Company	4,170,000
	Total Automobiles	6,148,764

	Banks – 9.5%

50,200	CIT Group Inc.	2,265,024

102,900	Citigroup Inc.	5,301,408

60,000	JPMorgan Chase & Co.	3,634,800

34,450	Privatebancorp, Inc.	1,211,607
	Total Banks	12,412,839

	Capital Markets – 2.7%

151,500	FBR Capital Markets Corporation, (2)	3,501,165

	Consumer Finance – 1.7%

38,700	Discover Financial Services	2,180,745

	Containers & Packaging – 1.7%

43,000	Avery Dennison Corporation	2,275,130

	Electronic Equipment & Instruments – 2.4%

47,200	Coherent Inc., (2)	3,066,112

	Food & Staples Retailing – 1.2%

242,775	Metro AG, ADR, (3)	1,627,806

	Food Products – 2.3%

398,000	Orkla ASA, Sponsored ADR	2,996,940

	Independent Power & Renewable Electricity Producers – 2.0%

103,100	NRG Energy Inc.	2,597,089

	Insurance – 11.3%

37,500	AON PLC	3,604,500

46,700	Hartford Financial Services Group, Inc.	1,952,994

46,000	Loews Corporation	1,878,180

29,037	Reinsurance Group of America Inc.	2,705,958

134,300	Unum Group	4,529,939
	Total Insurance	14,671,571

Nuveen Investments	27

Nuveen NWQ Multi-Cap Value Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Internet Software & Services – 2.1%

48,500	eBay Inc., (2)	$2,797,480

	IT Services – 1.4%

53,900	VeriFone Holdings Inc., (2)	1,880,571

	Life Sciences Tools & Services – 3.2%

30,515	Bio-Rad Laboratories Inc., (2)	4,125,018

	Machinery – 4.9%

31,900	Ingersoll Rand Company Limited, Class A	2,171,752

33,600	PACCAR Inc.	2,121,504

77,000	Terex Corporation	2,047,430
	Total Machinery	6,340,686

	Media – 5.2%

150,000	Interpublic Group of Companies, Inc.	3,318,000

50,697	Viacom Inc., Class B	3,462,605
	Total Media	6,780,605

	Multiline Retail – 2.1%

32,900	Target Corporation	2,700,103

	Oil, Gas & Consumable Fuels – 8.1%

25,000	Apache Corporation	1,508,250

35,700	Occidental Petroleum Corporation	2,606,100

30,000	Phillips 66	2,358,000

47,200	Royal Dutch Shell PLC, Class A, Sponsored ADR	2,815,480

44,800	Suncor Energy, Inc.	1,310,400
	Total Oil, Gas & Consumable Fuels	10,598,230

	Pharmaceuticals – 14.3%

35,600	AbbVie Inc.	2,084,024

47,400	Impax Laboratories Inc., (2)	2,221,638

126,700	Pfizer Inc.	4,407,893

93,500	Sanofi-Aventis, ADR	4,622,640

84,900	Teva Pharmaceutical Industries Limited, Sponsored ADR	5,289,270
	Total Pharmaceuticals	18,625,465

	Real Estate Investment Trust – 6.4%

198,200	Brandywine Realty Trust	3,167,236

96,500	Paramount Group Inc., (2)	1,862,450

86,700	PennyMac Mortgage Investment Trust	1,845,843

81,866	Redwood Trust Inc.	1,462,945
	Total Real Estate Investment Trust	8,338,474

	Semiconductors & Semiconductor Equipment – 3.0%

206,100	Teradyne Inc.	3,884,985

28	Nuveen Investments

Shares	Description (1)			Value

	Software – 6.4%

62,200	CA Technologies			$2,028,342

61,700	Microsoft Corporation			2,508,414

89,000	Oracle Corporation			3,840,350
	Total Software			8,377,106

	Specialty Retail – 1.7%

133,400	Express Inc., (2)			2,205,102
	Total Long-Term Investments (cost $97,565,744)			129,091,201

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.9%

$2,445	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/15, repurchase price $2,444,897, collateralized by $2,400,00 U.S. Treasury Notes, 2.375%, due 8/15/24, value $2,496,000	0.000%	4/01/15	$2,444,897
	Total Short-Term Investments (cost $2,444,897)			2,444,897
	Total Investments (cost $100,010,641) – 100.9%			131,536,098
	Other Assets Less Liabilities – (0.9)%			(1,224,344)
	Net Assets – 100%			$130,311,754

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$127,463,395	$1,627,806	$—	$129,091,201
Short-Term Investments:
Repurchase Agreements	—	2,444,897	—	2,444,897
Total	$127,463,395	$4,072,703	$—	$131,536,098

Nuveen Investments	29

Nuveen NWQ Multi-Cap Value Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2015, the cost of investments was $101,167,856.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2015, were as follows:

Gross unrealized:
Appreciation	$32,737,416
Depreciation	(2,369,174)
Net unrealized appreciation (depreciation) of investments	$30,368,242

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, investments classified as Level 2.

ADR	American Depositary Receipt

30	Nuveen Investments

Nuveen NWQ Large-Cap Value Fund

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 100.5%

	COMMON STOCKS – 100.5%

	Aerospace & Defense – 1.5%

30,830	Raytheon Company	$3,368,178

	Airlines – 1.1%

24,000	Copa Holdings SA	2,423,280

	Automobiles – 4.8%

216,100	Ford Motor Company	3,487,854

191,900	General Motors Company	7,196,250
	Total Automobiles	10,684,104

	Banks – 14.8%

157,400	Bank of America Corporation	2,422,386

115,000	CIT Group Inc.	5,188,800

189,720	Citigroup Inc.	9,774,370

120,220	JPMorgan Chase & Co.	7,282,928

40,400	PNC Financial Services Group, Inc.	3,766,896

87,600	Wells Fargo & Company	4,765,440
	Total Banks	33,200,820

	Chemicals – 2.1%

45,510	Agrium Inc.	4,745,328

	Communication Equipment – 2.0%

164,100	Cisco Systems, Inc.	4,516,853

	Consumer Finance – 2.5%

100,900	Discover Financial Services	5,685,715

	Food & Staples Retailing – 3.4%

44,400	CVS Caremark Corporation	4,582,524

452,900	Metro AG, ADR, (2), (3)	3,036,695
	Total Food & Staples Retailing	7,619,219

	Hotels, Restaurants & Leisure – 1.7%

126,200	Hilton Worldwide Holdings Inc.	3,738,044

	Independent Power & Renewable Electricity Producers – 2.6%

231,250	NRG Energy Inc.	5,825,188

	Industrial Conglomerates – 1.5%

140,000	General Electric Company	3,473,400

	Insurance – 11.9%

63,000	AON PLC	6,055,560

Nuveen Investments	31

Nuveen NWQ Large-Cap Value Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Insurance (continued)

72,900	Hartford Financial Services Group, Inc.	$3,048,678

84,631	Loews Corporation	3,455,484

120,280	MetLife, Inc.	6,080,154

243,200	Unum Group	8,203,136
	Total Insurance	26,843,012

	Internet Software & Services – 3.5%

90,000	eBay Inc.	5,191,200

4,880	Google Inc., Class A	2,706,936
	Total Internet Software & Services	7,898,136

	Machinery – 3.4%

57,270	Ingersoll Rand Company Limited, Class A	3,898,942

60,300	PACCAR Inc.	3,807,342
	Total Machinery	7,706,284

	Media – 7.0%

224,000	Interpublic Group of Companies, Inc.	4,954,880

53,700	Time Warner Inc.	4,534,428

92,300	Viacom Inc., Class B	6,304,090
	Total Media	15,793,398

	Multiline Retail – 2.0%

55,300	Target Corporation	4,538,471

	Oil, Gas & Consumable Fuels – 9.9%

45,030	Apache Corporation	2,716,660

80,700	Occidental Petroleum Corporation	5,891,100

58,700	Phillips 66	4,613,820

87,600	Royal Dutch Shell PLC, Class A, Sponsored ADR	5,225,340

130,500	Suncor Energy, Inc.	3,817,125
	Total Oil, Gas & Consumable Fuels	22,264,045

	Pharmaceuticals – 13.2%

81,100	AbbVie Inc.	4,747,594

221,100	Pfizer Inc.	7,692,069

162,900	Sanofi-Aventis, ADR	8,053,776

147,330	Teva Pharmaceutical Industries Limited, Sponsored ADR	9,178,659
	Total Pharmaceuticals	29,672,098

	Road & Rail – 1.5%

30,000	Union Pacific Corporation	3,249,300

	Semiconductors & Semiconductor Equipment – 2.3%

279,000	Teradyne Inc.	5,259,150

32	Nuveen Investments

Shares	Description (1)	Value

	Software – 6.7%

103,700	CA Technologies	$3,381,657

113,300	Microsoft Corporation	4,606,212

162,000	Oracle Corporation	6,990,300
	Total Software	14,978,169

	Tobacco – 1.1%

31,520	Philip Morris International	2,374,402
	Total Long-Term Investments (cost $155,205,673)	225,856,594
	Other Assets Less Liabilities – (0.5)%	(1,041,799)
	Net Assets – 100%	$224,814,795

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stock	$222,819,899	$3,036,695	$—	$225,856,594

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2015, the cost of investments was $158,277,104.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2015, were as follows:

Gross unrealized:
Appreciation	$73,072,895
Depreciation	(5,493,405)
Net unrealized appreciation (depreciation) of investments	$67,579,490

Nuveen Investments	33

Nuveen NWQ Large-Cap Value Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, investments classified as Level 2.

ADR	American Depositary Receipt

34	Nuveen Investments

Nuveen NWQ Small/Mid-Cap Value Fund

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.2%

	COMMON STOCKS – 96.2%

	Aerospace & Defense – 3.6%

12,684	Astronics Corporation, (2)	$934,811

16,812	Orbital ATK, Inc.	1,288,304
	Total Aerospace & Defense	2,223,115

	Banks – 8.7%

41,125	Capital Bank Financial Corporation, Class A Shares	1,135,461

38,695	Pacwest Bancorp.	1,814,409

25,585	Privatebancorp, Inc.	899,824

48,015	Western Alliance Bancorporation, (2)	1,423,165
	Total Banks	5,272,859

	Communication Equipment – 3.9%

40,090	JDS Uniphase Corporation, (2)	525,981

181,085	Mitel Networks Corporation, (2)	1,841,634
	Total Communication Equipment	2,367,615

	Containers & Packaging – 2.0%

22,855	Avery Dennison Corporation	1,209,258

	Electric Utilities – 2.4%

22,600	Pinnacle West Capital Corporation	1,440,750

	Electrical Equipment – 1.5%

14,105	EnerSys	906,105

	Electronic Equipment & Instruments – 3.8%

35,555	Coherent Inc., (2)	2,309,653

	Food Products – 9.2%

38,620	Aryzta AG, ADR	1,184,088

336,830	Orkla ASA, Sponsored ADR	2,536,330

21,725	Treehouse Foods Inc., (2)	1,847,060
	Total Food Products	5,567,478

	Gas Utilities – 2.4%

28,570	Laclede Group Inc.	1,463,355

	Household Durables – 3.1%

23,725	La Z Boy Inc.	666,910

76,975	Tri Pointe Homes, Incorporated, (2)	1,187,724
	Total Household Durables	1,854,634

Nuveen Investments	35

Nuveen NWQ Small/Mid-Cap Value Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Insurance – 5.4%

39,815	Axis Capital Holdings Limited	$2,053,658

13,285	Reinsurance Group of America Inc.	1,238,028
	Total Insurance	3,291,686

	IT Services – 2.0%

12,205	Euronet Worldwide, Inc., (2)	717,044

14,910	VeriFone Holdings Inc., (2)	520,210
	Total IT Services	1,237,254

	Life Sciences Tools & Services – 6.0%

14,990	Bio-Rad Laboratories Inc., (2)	2,026,348

86,960	Bruker Biosciences Corporation, (2)	1,606,151
	Total Life Sciences Tools & Services	3,632,499

	Machinery – 1.9%

29,505	Albany International Corporation, Class A	1,172,824

	Metals & Mining – 1.9%

29,765	Materion Corporation	1,143,869

	Paper & Forest Products – 8.5%

14,659	Clearwater Paper Corporation, (2)	957,233

11,720	Deltic Timber Corporation	776,450

84,140	Glatfelter	2,316,374

67,485	Louisiana-Pacific Corporation, (2)	1,114,177
	Total Paper & Forest Products	5,164,234

	Personal Products – 4.1%

95,905	Elizabeth Arden, Inc., (2)	1,496,118

31,018	Inter Parfums, Inc.	1,011,807
	Total Personal Products	2,507,925

	Pharmaceuticals – 0.9%

3,155	Jazz Pharmaceuticals, Inc., (2)	545,152

	Professional Services – 1.0%

14,405	ICF International, Inc., (2)	588,444

	Real Estate Investment Trust – 4.8%

110,875	Brandywine Realty Trust	1,771,783

62,185	Ramco-Gershenson Properties Trust	1,156,641
	Total Real Estate Investment Trust	2,928,424

	Real Estate Management & Development – 3.3%

127,775	Forestar Real Estate Group Inc., (2)	2,015,012

	Road & Rail – 2.6%

69,620	Marten Transport, Ltd.	1,615,184

36	Nuveen Investments

Shares	Description (1)			Value

	Semiconductors & Semiconductor Equipment – 13.2%

275,555	Lattice Semiconductor Corporation, (2)			$1,747,019

18,430	Marvell Technology Group Ltd.			270,921

71,280	Microsemi Corporation, (2)			2,523,312

4,990	MKS Instruments Inc.			168,712

85,535	Rambus Inc., (2)			1,075,603

120,290	Teradyne Inc.			2,267,467
	Total Semiconductors & Semiconductor Equipment			8,053,034
	Total Long-Term Investments (cost $49,070,678)			58,510,363

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 3.6%

$2,192	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/15, repurchase price $2,192,389, collateralized by $2,155,000 U.S. Treasury Notes, 2.375%, due 8/15/24, value $2,241,200	0.000%	4/01/15	$2,192,389
	Total Short-Term Investments (cost $2,192,389)			2,192,389
	Total Investments (cost $51,263,067) – 99.8%			60,702,752
	Other Assets Less Liabilities – 0.2%			98,589
	Net Assets – 100%			$60,801,341

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$58,510,363	$—	$—	$58,510,363
Short-Term Investments:
Repurchase Agreements	—	2,192,389	—	2,192,389
Total	$58,510,363	$2,192,389	$—	$60,702,752

Nuveen Investments	37

Nuveen NWQ Small/Mid-Cap Value Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2015, the cost of investments was $51,385,732.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2015, were as follows:

Gross unrealized:
Appreciation	$10,509,055
Depreciation	(1,192,035)
Net unrealized appreciation (depreciation) of investments	$9,317,020

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt

38	Nuveen Investments

Nuveen NWQ Small-Cap Value Fund

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 93.0%

	COMMON STOCKS – 93.0%

	Aerospace & Defense – 4.2%

161,331	Astronics Corporation, (2)	$11,890,095

160,472	Orbital ATK, Inc.	12,296,969
	Total Aerospace & Defense	24,187,064

	Auto Components – 2.6%

1,304,082	Stoneridge Inc., (2)	14,723,086

	Banks – 9.7%

537,900	Capital Bank Financial Corporation, Class A Shares	14,851,418

352,340	Pacwest Bancorp.	16,521,223

255,765	Privatebancorp, Inc.	8,995,255

508,425	Western Alliance Bancorporation, (2)	15,069,717
	Total Banks	55,437,613

	Beverages – 1.0%

255,125	Britvic PLC, Sponsored ADR, (3)	5,563,562

	Communication Equipment – 3.0%

1,697,990	Mitel Networks Corporation, (2)	17,268,558

	Electrical Equipment – 1.9%

170,025	EnerSys	10,922,406

	Electronic Equipment & Instruments – 6.4%

335,555	Coherent Inc., (2)	21,797,653

1,066,218	GSI Group, Inc., (2)	14,202,024

66,671	Kimball Electronics Inc., (2)	942,728
	Total Electronic Equipment & Instruments	36,942,405

	Food Products – 4.5%

599,252	Landec Corporation, (2)	8,359,565

203,610	Treehouse Foods Inc., (2)	17,310,922
	Total Food Products	25,670,487

	Gas Utilities – 2.4%

264,980	Laclede Group Inc.	13,572,276

	Health Care Equipment & Supplies – 3.3%

208,240	Analogic Corporation	18,929,016

	Household Durables – 4.5%

726,874	Hooker Furniture Corporation	13,846,950

764,050	Tri Pointe Homes, Incorporated, (2)	11,789,292
	Total Household Durables	25,636,242

Nuveen Investments	39

Nuveen NWQ Small-Cap Value Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	IT Services – 1.1%

112,371	Euronet Worldwide, Inc., (2)	$6,601,796

	Machinery – 3.0%

435,885	Albany International Corporation, Class A	17,326,429

	Metals & Mining – 2.4%

362,690	Materion Corporation	13,938,177

	Paper & Forest Products – 9.9%

197,730	Boise Cascade Company, (2)	7,406,966

93,665	Deltic Timber Corporation	6,205,305

782,860	Glatfelter	21,552,136

637,750	Louisiana-Pacific Corporation, (2)	10,529,253

177,171	Neenah Paper, Inc.	11,080,274
	Total Paper & Forest Products	56,773,934

	Personal Products – 4.3%

830,835	Elizabeth Arden, Inc., (2)	12,961,026

362,042	Inter Parfums, Inc.	11,809,810
	Total Personal Products	24,770,836

	Pharmaceuticals – 2.2%

261,227	Impax Laboratories Inc., (2)	12,243,709

12,323	Sagent Pharmaceuticals Inc., (2)	286,510
	Total Pharmaceuticals	12,530,219

	Professional Services – 2.2%

336,894	GP Strategies Corporation, (2)	12,465,078

	Real Estate Investment Trust – 4.6%

541,325	Ramco-Gershenson Properties Trust	10,068,645

1,018,430	Brandywine Realty Trust	16,274,511
	Total Real Estate Investment Trust	26,343,156

	Real Estate Management & Development – 3.0%

1,087,578	Forestar Real Estate Group Inc., (2)	17,151,105

	Road & Rail – 3.1%

757,153	Marten Transport, Ltd.	17,565,950

	Semiconductors & Semiconductor Equipment – 12.1%

936,881	Entegris Inc., (2)	12,825,901

566,055	Integrated Device Technology, Inc., (2)	11,332,421

2,647,104	Lattice Semiconductor Corporation, (2)	16,782,639

727,000	Microsemi Corporation, (2)	25,735,800

75,855	MKS Instruments Inc.	2,564,658
	Total Semiconductors & Semiconductor Equipment	69,241,419

40	Nuveen Investments

Shares	Description (1)			Value

	Specialty Retail – 1.2%

399,800	Express Inc., (2)			$6,608,694

	Thrifts & Mortgage Finance – 0.4%

122,665	HomeStreet Inc.			2,247,223
	Total Long-Term Investments (cost $439,167,535)			532,416,731

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 6.3%

$36,435	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/15, repurchase price $36,435,206, collateralized by $35,735,000 U.S. Treasury Notes, 2.375%, due 8/15/24, value $37,164,400	0.000%	4/01/15	$36,435,206
	Total Short-Term Investments (cost $36,435,206)			36,435,206
	Total Investments (cost $475,602,741 ) – 99.3%			568,851,937
	Other Assets Less Liabilities – 0.7%			3,847,536
	Net Assets – 100%			$572,699,473

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$526,853,169	$5,563,562	$—	$532,416,731
Short-Term Investments:				—
Repurchase Agreements	—	36,435,206	—	36,435,206
Total	$526,853,169	$41,998,768	$—	$568,851,937

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Nuveen Investments	41

Nuveen NWQ Small-Cap Value Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

As of March 31, 2015, the cost of investments was $476,919,411.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2015, were as follows:

Gross unrealized:
Appreciation	$99,836,218
Depreciation	(7,903,692)
Net unrealized appreciation (depreciation) of investments	$91,932,526

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, investments classified as Level 2.

ADR	American Depositary Receipt

42	Nuveen Investments

Nuveen Tradewinds Value Opportunities Fund

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.4%

	COMMON STOCKS – 98.4%

	Aerospace & Defense – 1.1%

70,394	Triumph Group Inc.	$4,203,930

	Apparel, Accessories & Luxury Goods – 1.5%

71,259	Fossil Group Inc., (2)	5,875,305

	Auto Components – 2.4%

339,561	Goodyear Tire & Rubber Company	9,195,312

	Automobiles – 3.3%

337,936	General Motors Company	12,672,600

	Banks – 11.5%

261,671	CIT Group Inc.	11,806,596

364,364	Citigroup Inc.	18,772,033

395,110	Citizens Financial Group Inc.	9,534,004

14,817	First Citizens BancShares Inc.	3,847,827
	Total Banks	43,960,460

	Biotechnology – 2.0%

76,080	Gilead Sciences, Inc.	7,465,730

	Capital Markets – 1.0%

206,490	UBS AG	3,875,817

	Chemicals – 0.9%

34,430	Agrium Inc.	3,590,016

	Commercial Services & Supplies – 0.5%

112,407	ISS AS, ADR, (3)	1,769,489

	Communication Equipment – 2.0%

272,301	Cisco Systems, Inc.	7,495,085

	Consumer Finance – 1.9%

343,753	Ally Financial Inc., (2)	7,211,938

	Diversified Financial Services – 1.0%

168,353	Leucadia National Corporation	3,752,588

	Diversified Telecommunication Services – 2.0%

155,548	Verizon Communications Inc.	7,564,299

	Electronic Equipment & Instruments – 6.8%

600,340	Flextronics International Limited, (2)	7,609,310

489,892	Ingram Micro, Inc., Class A, (2)	12,306,087

Nuveen Investments	43

Nuveen Tradewinds Value Opportunities Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Electronic Equipment & Instruments (continued)

102,251	Tech Data Corporation, (2)	$5,907,040
	Total Electronic Equipment & Instruments	25,822,437

	Energy Equipment & Services – 0.4%

29,860	Bristow Group Inc.	1,625,877

	Food & Staples Retailing – 3.1%

252,736	Japan Tobacco Inc., ADR, (3)	4,012,184

94,957	Wal-Mart Stores, Inc.	7,810,212
	Total Food & Staples Retailing	11,822,396

	Food Products – 11.3%

169,424	Archer-Daniels-Midland Company	8,030,698

94,138	Bunge Limited	7,753,206

294,834	Dean Foods Company	4,873,606

41,225	Industrias Bachoco S.A.B. de C.V	2,055,066

99,239	Ingredion Inc.	7,722,779

54,508	Tate and Lyle PLC, Sponsored ADR, (3)	1,949,206

281,767	Tyson Foods, Inc., Class A	10,791,676
	Total Food Products	43,176,237

	Gas Utilities – 1.0%

164,686	Questar Corporation	3,929,408

	Health Care Providers & Services – 2.1%

73,424	Aetna Inc.	7,821,859

	Health Care Technology – 2.1%

663,342	Allscripts Healthcare Solutions Inc., (2)	7,933,570

	Independent Power & Renewable Electricity Producers – 3.2%

480,274	AES Corporation	6,171,521

241,759	NRG Energy Inc.	6,089,909
	Total Independent Power & Renewable Electricity Producers	12,261,430

	Industrial Conglomerates – 4.2%

649,972	General Electric Company	16,125,805

	Insurance – 8.1%

242,753	American International Group, Inc.	13,300,437

40,117	AON PLC	3,856,046

75,074	Axis Capital Holdings Limited	3,872,317

147,776	CNA Financial Corporation	6,122,360

249,938	Old Republic International Corporation	3,734,074
	Total Insurance	30,885,234

	Media – 5.8%

120,967	Grupo Televisa S.A., Sponsored ADR	3,993,121

44	Nuveen Investments

Shares	Description (1)			Value

	Media (continued)

399,679	Interpublic Group of Companies, Inc.			$8,840,899

405,088	Time Inc.			9,090,175
	Total Media			21,924,195

	Oil, Gas & Consumable Fuels – 3.4%

208,471	Royal Dutch Shell PLC, Class B, Sponsored ADR			13,071,132

	Pharmaceuticals – 7.9%

18,526	Bayer AG, Sponsored ADR, (3)			2,783,809

446,796	Pfizer Inc.			15,544,033

219,160	Roche Holdings AG, Sponsored ADR, (3)			7,534,721

81,605	Sanofi-Aventis, ADR			4,034,551
	Total Pharmaceuticals			29,897,114

	Road & Rail – 2.2%

258,325	CSX Corporation			8,555,724

	Semiconductors & Semiconductor Equipment – 1.3%

79,501	First Solar Inc., (2)			4,753,365

	Software – 4.4%

216,984	Oracle Corporation			9,362,860

310,631	Symantec Corporation			7,257,893
	Total Software			16,620,753
	Total Long-Term Investments (cost $335,354,040)			374,859,105

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.2%

$8,173	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/15, repurchase price $8,172,682, collateralized by $8,020,000 U.S. Treasury Notes, 2.375%, due 8/15/24, value $8,340,800	0.000%	4/01/15	$8,172,682
	Total Short-Term Investments (cost $8,172,682)			8,172,682
	Total Investments (cost $34,526,722) – 100.6%			383,031,787
	Other Assets Less Liabilities – (0.6)%			(2,243,042)
	Net Assets – 100%			$380,788,745

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market

Nuveen Investments	45

Nuveen Tradewinds Value Opportunities Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:	$356,809,696	$18,049,409	$—	$374,859,105
Common Stocks
Short-Term Investments:
Repurchase Agreements	—	8,172,682	—	8,172,682
Total	$356,809,696	$26,222,091	$—	$383,031,787

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2015, the cost of investments was $344,222,693.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2015, were as follows:

Gross unrealized:
Appreciation	$46,604,873
Depreciation	(7,795,779)
Net unrealized appreciation (depreciation) of investments	$38,809,094

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, investments classified as Level 2.

ADR	American Depositary Receipt

46	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 29, 2015